PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 7,122	$ 6,184
Less: accumulated depreciation and amortization	5,338	4,691
Total property and equipment, net	1,784	1,493
Depreciation expense	893	713	$ 761
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,127	1,031
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	531	531
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	5,207	4,360
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 257	$ 262